Shareholders' equity - Conditional capital (Details) - EUR (€) € in Thousands	May 22, 2025	Dec. 31, 2025	Dec. 31, 2024
Shareholders' equity
Number of shares issued		293,413,449	293,413,449
Conditional Capital 2025
Shareholders' equity
Conditional increase in capital	€ 29,341
Conditional increase in capital (in shares)	29,341,344
Number of shares issued		0